Post-employment Benefits - Weighted average durations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Seniority Premiums
Post-employment benefit plans
Weighted average duration of defined benefit obligation	8 years 7 months 6 days	8 years 2 months 12 days
Pensions
Post-employment benefit plans
Weighted average duration of defined benefit obligation	5 years 8 months 12 days	7 years